Tax matters - Statutory tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax matters
Accounting profit before income tax	$ 37,052	$ 160,667	$ 602,660
Statutory tax rate	27.00%	31.00%	26.00%
Tax expense at weighted statutory national tax rate of 32% (2023: 31% and 2022: 26%)	$ 9,988	$ 50,557	$ 157,620
(Non-taxable income)/ non-deductible expense	(2,478)	1,429	(5,920)
Change in tax rates	(48)	(555)	591
U.S. state taxes	(52)	(121)	(721)
Adjustments in respect of prior periods	(3,946)	(799)	1,368
Unrecognized temporary differences	2,903	(2,992)	11,036
Elimination of effect of interest in partnerships	27	(1,356)	(754)
Unrecognized loss carryforwards	9,523	12,434	(11,277)
Other items	335	(1,057)	(3,960)
Income tax expense	$ 16,252	$ 57,540	$ 147,983